Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Consolidated Balance Sheets
Common stock, par value (in dollars per share)	$ 0.10	$ 1.24
Common stock, shares issued	200,244,239	174,976,029
Common stock, shares outstanding	200,244,239	172,792,526